Contractual Commitments Under Energy Related Contracts, Leases and Other Agreements (Detail) - Successor $ in Millions	Dec. 31, 2016 USD ($)
Coal (in tons) [Member]
Loss Contingencies [Line Items]
2017	$ 338
Total	338
Pipeline Transportation [Member]
Loss Contingencies [Line Items]
2017	30
2018	21
2019	22
2020	22
2021	22
Thereafter	161
Total	278
Nuclear Fuel [Member]
Loss Contingencies [Line Items]
2017	72
2018	91
2019	39
2020	43
2021	49
Thereafter	222
Total	516
Other Contracts [Member]
Loss Contingencies [Line Items]
2017	128
2018	55
2019	57
2020	54
2021	36
Thereafter	350
Total	$ 680